EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postretirement Medicare Plan [Member]
Net periodic benefit cost
Service cost	$ 10	$ 9	$ 12
Interest cost	73	69	85
Amortization of prior service costs			(12)
Amortization of net loss (gain)	(262)	(361)	(333)
Total net periodic benefit cost	(179)	(283)	(248)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	(376)	317	(316)
Amortization of prior service costs			12
Amortization of net gain (loss)	262	361	333
Total recognized in other comprehensive income (loss)	(114)	678	29
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (293)	$ 395	$ (219)
Weighted average assumptions used:
Discount rate	3.80%	4.50%	4.80%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postretirement Medicare Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	8.30%	7.20%	6.75%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2027	2025	2025
Postretirement Medicare Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	11.10%	10.00%	10.00%
Ultimate rate	4.50%	4.50%	5.00%
Year the ultimate rate is reached	2027	2025	2022
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 749	$ 831	$ 841
Expected return on the plan's assets	(1,427)	(1,236)	(1,154)
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)		55	34
Total net periodic benefit cost	(675)	(347)	(276)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	(231)	(1,303)	736
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)		(55)	(34)
Total recognized in other comprehensive income (loss)	(234)	(1,361)	699
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (909)	$ (1,708)	$ 423
Weighted average assumptions used:
Discount rate	3.70%	4.30%	4.60%
Expected return on plan assets	6.20%	6.20%	6.20%
Rate of compensation increases